Contract Liabilities - Summary of Current Liabilities (Detail) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current liabilities [abstract]
Provisions		€ 686	€ 723
Lease liabilities	[1]	5,440	1,855
Trade and other payables		16,555	9,238
Contract liabilities		47,256	15,297	[2]
Loans and borrowings	[3]	3,286	14,440
Other financial liabilities		1,041	90
Other non-financial liabilities		621	1,566	[2]
Total current liabilities		€ 74,885	43,209
As Previously Reported
Current liabilities [abstract]
Provisions			723
Lease liabilities			1,855
Trade and other payables			9,238
Contract liabilities			205
Loans and borrowings			14,440
Other financial liabilities			90
Other non-financial liabilities			16,658
Total current liabilities			43,209
Classification Error
Current liabilities [abstract]
Contract liabilities			15,092
Other non-financial liabilities			(15,092)
Total current liabilities			€ 0

[1]	(3) Referred to as “Current lease liabilities" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[2]	(5) Adjusted as per Note 29.
[3]	(4) Included in “Other financial liabilities" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.